Average Annual Total Returns - Anfield Universal Fixed Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA SOFR Overnight Rate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.39%	3.31%	2.24%
Bloomberg U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.39%	1.98%	2.08%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%	(0.36%)	2.01%
Anfield Universal Fixed Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		0.13%	1.68%	1.89%
Anfield Universal Fixed Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.45%	2.09%	1.73%
Anfield Universal Fixed Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.51%	3.13%	2.75%
Anfield Universal Fixed Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	1.41%	1.24%
Anfield Universal Fixed Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	1.63%	1.43%

[1]	The ICE BofA SOFR Overnight Rate Index is designed to track the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[2]	The Bloomberg U.S. Aggregate 1-3 Years Index tracks bonds with 1-3 year maturities within the flagship US Aggregate Bond Index. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that services as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.